INCOME (LOSS) PER COMMON SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings per share
In thousands	Six months ended June 30,
	2020	2019

Net loss	$(4,049)	$(2,878)
Basic weighted average number of shares outstanding	8,463	3,319
Net income loss per share (basic)	$(0.48)	$(0.87)
Diluted weighted average number of shares outstanding	8,463	3,319
Net income (loss) per share (diluted)	$(0.48)	$(0.87)

Dilutive equity instruments (number of equivalent units):
Stock options	-	-
Preferred stock	-	-
Convertible debt	31,228	38,786
Warrants	5,341	30,235
Total Dilutive instruments	36,569	69,021

In thousands	December 31,
	2019		2018

Net income (loss)	$	(1,921)	$900
Basic weighted average number of shares outstanding		3,302	462
Net income (loss) per share (basic)		$(0.58)	$1.95
Diluted weighted average number of shares outstanding		3,302	65,227
Net income (loss) per share (diluted)		$(0.58)	$0.0138

Dilutive equity instruments (number of equivalent units):
Stock options		-	-
Preferred stock		-	-
Convertible debt		39,636	42,226
Warrants		30,208	22,530
Total Dilutive instruments		73,144	65,226